Commitments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers
Contracted purchase	¥ 570,840	¥ 472,038	¥ 831,573
Authorized but not contracted for	266,333	510,608	11,279
Total	837,173	982,646	842,852
Construction projects
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers
Contracted purchase	¥ 570,840	¥ 472,038	830,573
Software
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers
Contracted purchase			¥ 1,000